July 28, 2015

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Company”)
RiverSource Variable Account 10 (“Registrant”)
Post-Effective Amendment No. 8 on Form N-4
File Nos. 333-186218/811-07355
RiverSource RAVA 5 Advantage Variable Annuity
RiverSource RAVA 5 Select Variable Annuity
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after April 29, 2013)

Dear Mr. Cowan:

On behalf of RiverSource Variable Account 10 (“Registrant”), RiverSource Life Insurance Company (“Company”) is filing electronically Registrant’s Post-Effective Amendment No. 8 (“Amendment No. 8”) on Form N-4 pursuant to Rule 485(a) of the Securities Act of 1933 (“1933 Act”).

The purpose of this filing is to supplement prospectus for River Source RAVA 5 Advantage Variable Annuity, River Source RAVA 5 Select Variable Annuity and River Source RAVA 5 Access Variable Annuity.

This supplement includes the following change to the existing prospectus:

•	The new optional death benefit, Enhanced Legacy benefit, will be introduced and offered for contracts with applications signed on or after Oct. 5, 2015.

The prospectus and the combined Statement of Additional Information relating to the above-listed variable annuities filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-186218 are incorporated by reference to this Amendment No. 8.

If you have any questions regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary